SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

Bank of Nova Scotia Credit Facility Renewal

On January 14, 2021, the Company entered into an amending agreement with BNS to extend the maturity date of the 2020 Facility (see note 14). Under the facility amendment, the maturity date has been extended to January 31, 2022 (the “2021 Facility”). All other terms of the 2021 Facility (tangible net worth covenant, pledged cash, investments amounts and security for the facility) remain unchanged from those of the 2020 Facility, and the Company continues to have access to credit up to $24,000,000 the use of which is restricted to non-financial letters of credit in support of reclamation obligations.

The 2021 Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $9,000,000 covered by pledged cash collateral) and 0.75% respectively.

At-the-Market (“ATM”) Share Issue Program Activity

Subsequent to year-end, Denison, through its agents, issued 4,230,186 common shares under its ATM program at an average price of $0.93 per share for aggregate gross proceeds of $3,914,000. The Company paid total commissions of $78,000 resulting in net proceeds after commissions of $3,836,000. The Company has also incurred other costs associated with the set-up of the ATM program which have been deferred on the balance sheet at December 31, 2020 and which will be recognized as share issue expenses in 2021.

Public Unit Offering Issue

On February 19, 2021, the Company completed a public offering by way of a prospectus supplement to the 2020 Shelf Prospectus of 31,593,950 units of the Company at USD$0.91 per unit for gross proceeds of $36,266,000 (USD$28,750,000), including the full exercise of the underwriters’ over-allotment option, accounting for 4,120,950 units. Each unit consists of one common share and one-half of one transferable common share purchase warrant of the Company. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance.

Private Placement of Flow Through Shares

On March 3, 2021, the Company completed a private placement of 5,926,000 flow-through common shares at a price of $1.35 per share for gross proceeds of approximately $8,000,000. The income tax benefits of this issue will be renounced to subscribers with an effective date of December 31, 2021.